Note 2 - Summary of Significant Accounting Policies (Details Textual) $ in Thousands	12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)
Income (Loss) from Continuing Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest	$ (5,790)	$ (765)	$ (3,161)
Cash Provided by (Used in) Operating Activity, Continuing Operation	(5,151)
Retained Earnings (Accumulated Deficit)	(36,069)	(30,700)
Translation Adjustment Functional to Reporting Currency, Net of Tax	$ 0	0		$ 0
Foreign Currency Exchange Rate, Translation	7.8
Asset Impairment Charges	$ 0	2,158	0
Interest Income, Short-Term Investment, Other	121	0	0
Accounts Receivable, Credit Loss Expense (Reversal)	0	49	6
Operating Lease, Impairment Loss	0	0	0
Gain (Loss) on Termination of Lease	(273)	0	0
Impairment, Long-Lived Asset, Held-for-Use	$ 0	0	0
Impairment, Long-Lived Asset, Held-for-Use, Statement of Income or Comprehensive Income [Extensible Enumeration]	Asset Impairment Charges
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense	$ 0	0	0
Unrecognized Tax Benefits	0	0
Significant Change in Unrecognized Tax Benefits is Reasonably Possible, Amount of Unrecorded Benefit	$ 0
Number of Operating Segments	1
Cash and Cash Equivalents [Member]
Asset Impairment Charges	$ 0	$ 0	$ 5,305